JOHN HANCOCK
VARIABLE SERIES TRUST I

SUPPLEMENT DATED DECEMBER 15, 2003
TO
PROSPECTUS DATED MAY 1, 2003

On December 15, 2003, three Funds employed new Subadvisers to replace their previous Subadvisers:

.. The Large Cap Aggressive Growth Fund employed Independence Investment LLC as a new Subadviser and changed its name to the "Large Cap Growth B Fund."

.. The Growth & Income Fund employed T. Rowe Price Associates, Inc. as a new
  Subadviser to manage assets previously managed by Putnam Investment Management, LLC. (The Growth & Income Fund continues to employ Independence Investment Management, LLC as an additional Subadviser to manage other Fund assets.)

.. The Fundamental Growth Fund employed Independence Investment LLC as a new
  Subadviser.

The retention of Independence Investment LLC as subadviser to the Large Cap Aggressive Growth Fund and the Fundamental Growth Fund can continue for more than 150 days only if approved by shareholders of those respective Funds. Accordingly, it is expected that shareholders of each of these Funds will be requested to vote on that matter in the near future.

The following pages of this Supplement replace the sections in the prospectus for the John Hancock Variable Series Trust I that describe each of these Fund's Goal and Strategy, Subadvisers and Fund Managers, Main Risks, Past Performance and Fees and Expenses.

After that, this Supplement contains revisions to the following sections of the prospectus:

the Large Cap Value Fund section;
the Large Cap Value CORE Fund section;
the Large Cap Growth Fund section;
the Fundamental Value Fund section;
the Small/Mid Cap Growth Fund section;
the Small Cap Value Fund section;
the Small Cap Growth Fund section;
the Small Cap Emerging Growth Fund section;
the International Equity Index Fund section;
the Financial Industries Fund section; and the Managed Fund.
                Managed by John Hancock Life Insurance Company
                              John Hancock Place
                               Boston, MA 02117

   You should retain a copy of this Supplement and the prospectus for future reference.

Large Cap Growth B Fund
(formerly Large Cap Aggressive Growth Fund. All references in the prospectus to "Large Cap Aggressive Growth Fund" are replaced with the phrase "Large Cap Growth B Fund.")


GOAL AND STRATEGY

This is a non-diversified large cap stock fund with a growth emphasis that seeks capital appreciation.

The Fund invests primarily in a diversified mix of common stocks of large established U.S. companies that are believed to offer above-average potential for growth in revenues and earnings.

The manager selects stocks using a combination of proprietary equity research and quantitative tools. Stocks are purchased that are undervalued relative to the stock's history and have improving earnings growth prospects. The manager seeks to maintain risk and sector characteristics similar to the Russell 1000(R) Growth Index.

The Fund is "non-diversified" which means it can take larger positions in individual issuers. The Fund normally invests in 75 to 160 stocks, and at least 80% of its assets in large cap companies. For the purpose of this Fund, "large cap companies" are those with market capitalizations that are within the range of capitalization of companies represented in the Russell 1000(R) Growth Index or the Russell 1000(R) Index. The Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. The Fund may invest in initial public offerings (IPOs).

The Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, certain Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------


SUBADVISER

Independence Investment LLC
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managing Fund since December, 2003
Managed approximately $19 billion in assets at the end of 2002

Past Performance information set forth herein does not reflect Independence Investment LLC services to the Fund.

FUND MANAGERS

Management by investment team overseen by:

Mark C. Lapman
---------------------
President and CEO of subadviser
Joined subadviser in 1982

John C. Forelli
---------------------
Senior Vice President of subadviser
Joined subadviser in 1990

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year under a different subadviser, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

 Year-by-year total returns -- calendar year
     [CHART]

  2000      2001      2002
-------   -------   -------
-18.77%   -14.69%   -31.36%


Best quarter: up 14.88%, fourth quarter 2001 Worst quarter: down 17.87%, first quarter 2001

                          Average annual total returns -- for periods ending 12/31/2002*
                                                    Fund               Index
                          1 year                   -31.36%            -27.89%
                          Life of fund             -15.42%            -16.63%

Index: Russell 1000(R) Growth Index

*  Began operations on August 31, 1999.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Non-Diversified Fund Risk: The Fund's larger position in individual issuers could produce more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more likely it is that a specific security's poor performance will hurt the fund significantly.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "large cap" approach carries the risk that in certain markets large cap stocks will underperform small cap and mid cap stocks.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund and do not reflect the expenses and charges of the applicable separate accounts and variable contracts. Those expenses and charges vary considerably from contract to contract and are described in the variable contract prospectus to which this prospectus is attached.

Shareholder Fees (fees paid directly from your investment)                  None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                      Total Annual
 Investment Distribution and              Fund                       Net Fund
 Management     Service       Other    Operating        Expense      Operating
    Fee       (12b-1) Fee    Expenses   Expenses   Reimbursements(1) Expenses
    ---       -----------    --------   --------   ----------------- --------
   0.87%          N/A         0.11%      0.98%           0.01%         0.97%

(1) Under the current investment management agreement with the Trust, John Hancock reimburses the Fund when the Fund's "other expenses" exceed 0.10% of the Fund's average daily net assets. The agreement will remain in effect until May 1, 2004, and may be renewed each year thereafter.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 directly in the shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although actual Fund costs may be higher or lower, the Examples show what the Fund costs would be based on these assumptions.

                          Year 1 Year 3 Year 5 Year 10
                           $99    $311   $541  $1,200

Growth & Income Fund


GOAL AND STRATEGY

This is a large and mid-cap stock fund that seeks income and long-term capital appreciation.

The Fund invests primarily in a diversified mix of common stocks of large and mid-sized U.S. companies.

The Fund employs a multi-style and multi-manager approach with two sub-advisers, each of which employs its own investment approach and independently manages its portion or portions of the Fund. The Fund uses three distinct investment styles intended to complement each other: growth, value and blend. The allocation across styles as of the end of November, 2003 is approximately: growth portion 18%, value portion 18% and blend portion 64%. All investments in the Fund will be allocated equally between the two subadvisers, while redemptions will be allocated on an asset-weighted basis. Moreover, the allocation between the value and blend portions will be managed so that the value portion will be approximately equal to the growth portion over time. All of these allocation methodologies may change in the future.

Independence Investment LLC ("Independence") manages two portions of the Fund--the value style portion and the blend style portion. Independence selects stocks using a combination of proprietary equity research and quantitative tools.

Stocks are purchased that are undervalued relative to the stock's history and have improving earnings growth prospects.

Independence seeks to maintain risk and sector characteristics similar to the market benchmark for its portion of the Fund. Independence normally invests its portion of the Fund in 75 to 160 stocks with: (a) at least 80% (usually higher) of the assets in the value portion in companies with market capitalizations that are within the range of capitalizations of companies in the Russell 1000(R) Value Index or the Russell 1000(R) Index, and (b) at least 80% (usually higher) of the assets in the blend portion in companies with market capitalizations that are within the range of capitalizations of companies in the Russell 1000(R) Index or the S&P 500 Index.

T. Rowe Price Associates, Inc. ("T. Rowe") manages the growth style portion of the Fund and selects stocks using proprietary fundamental research. T. Rowe generally looks for companies with:

.. Above average earnings growth and cash flow growth relative to their peers and general economy;

.. Sustainable earnings momentum even during times of slow economic growth; and

.. Profitable niches in the economy that enables companies to expand even during times of slow growth.

This portion of the Fund's sector exposures are broadly diversified but are primarily a result of stock selection and may therefore vary significantly from its benchmark. T. Rowe Price normally invests its portion of the Fund in 40 to 80 stocks, and at least 80% (usually higher) of the assets in the growth portion of the Fund in companies with market capitalizations that are within the range of capitalizations of companies in the Russell 1000(R) Growth Index or the Russell 1000(R) Index.

Each portion of the Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. Each portion of the Fund may invest in initial public offerings (IPOs). Each portion of the Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, certain Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, each portion of the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.

The Fund is now classified as a diversified fund under the Investment Company Act of 1940.

--------------------------------------------------------------------------------

SUBADVISER

Independence Investment LLC
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managing Fund since December, 2003
Managed approximately $19 billion in assets at end of 2002

FUND MANAGERS

Management by investment team overseen by:

Paul F. McManus
---------------------
Senior Vice President of subadviser
Joined subadviser in 1982

Thomas D. Spicer
---------------------
Senior Vice President of subadviser
Joined subadviser in 1991

SUBADVISER

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

Managing since 1937
Managing Fund since December, 2003
Managed approximately $141 billion in assets at the end of 2002

FUND MANAGERS

Management by Investment
Advisory Committee

Robert W. Sharps, CFA, CPA
---------------------
Vice President of subadviser
Joined subadviser in 1998

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large/mid cap" approach carries the risk that in certain markets large/mid cap stocks will underperform small cap stocks.

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized companies may be subject to more erratic price movements than investment in large established companies.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that brokerage commissions and other transaction costs will have on the fund's performance. Any turnover rate in excess of 100% is considered relatively high. Normally, the Fund's turnover rate will be greater than 100%.

Initial Public Offering Risk: The fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.



 Year-by-year total returns -- calendar years

                              [CHART]

 1993   1994   1995   1996   1997   1998   1999   2000    2001     2002
------ ------ ------ ------ ------ ------ ------ ------- -------  -------
13.33% -0.56% 34.21% 20.10% 29.79% 30.25% 16.23% -13.10% -15.44%  -22.18%

Best quarter: up 24.07%, fourth quarter 1998 Worst quarter: down 17.16%, third quarter 2002


Average annual total return -- for
periods ending 12/31/2002
                                          Fund   Index 1 Index 2*
1 year                                   -22.18% -21.65% -22.29%
5 years                                   -2.85%  -0.58%  -0.63%
10 years                                   7.39%   9.18%   9.31%

Index 1: Russell 1000 Index
Index 2: S&P 500 Index (from inception through April, 2002) and Russell 1000 Index (after April, 2002)

* John Hancock believes Index 3 is a more suitable index against which to measure the fund's performance because it more closely matches the fund's changes in investment strategy since inception.

Past Performance information set forth herein does not reflect T. Rowe Price Associates, Inc. services to the Fund.

FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund and do not reflect the expenses and charges of the applicable separate accounts and variable contracts. Those expenses and charges vary considerably from contract to contract and are described in the variable contract prospectus to which this prospectus is attached.

Shareholder Fees (fees paid directly from your investment)                  None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                        Total Annual
   Investment Distribution and              Fund                    Net Fund
   Management     Service       Other    Operating      Expense     Operating
      Fee       (12b-1) Fee    Expenses   Expenses   Reimbursements Expenses
      ---       -----------    --------   --------   -------------- --------
     0.67%          N/A         0.08%      0.75%          0.0%        0.75%

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 directly in the shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although actual Fund costs may be higher or lower, the Examples show what the Fund costs would be based on these assumptions.

                          Year 1 Year 3 Year 5 Year 10
                           $77    $240   $417   $930

Fundamental Growth Fund

GOAL AND STRATEGY

This is a large cap stock fund with a growth emphasis that seeks capital appreciation.

The Fund invests primarily in a diversified mix of common stocks of large established U.S. companies that are believed to offer above-average potential for growth in revenues and earnings.

The manager selects stocks using a combination of proprietary equity research and quantitative tools. Stocks are purchased that are undervalued relative to the stock's history and have improving earnings growth prospects. The manager seeks to maintain risk and sector characteristics similar to the Russell 1000(R) Growth Index.

The Fund normally invests in 75 to 160 stocks, and at least 80% of its assets in large cap companies. For the purpose of this Fund, "large cap companies" are those with market capitalizations that are within the range of capitalization of companies represented in the Russell 1000(R) Growth Index or the Russell 1000(R) Index. The Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. The Fund may invest in initial public offerings
(IPOs).

The Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, certain Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities).


In abnormal market conditions, the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------

SUBADVISER
Independence Investment LLC
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managing Fund and its predecessor since March, 1986
Managed approximately $19 billion in assets at the end of 2002

Past Performance information set forth herein does not reflect Independence Investment LLC services to the Fund.

FUND MANAGERS

Management by investment team overseen by:

Mark C. Lapman
---------------------
President and CEO of subadviser
Joined subadviser in 1982

John C. Forelli
---------------------
Senior Vice President of subadviser
Joined subadviser in 1990
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

 Year-by-year total returns -- calendar year
       [CHART]

 2000    2001     2002
------  -------  -------
-3.03%  -32.23%  -30.28%

Best quarter: up 25.12%, fourth quarter 2001 Worst quarter: down 31.27%, third quarter 2001

Average annual total returns -- for periods ending 12/31/2002*
                          Fund               Index
1 year                   -30.28%            -27.41%
Life of fund              -9.82%             -9.87%

Index: Russell Mid Cap(TM) Growth Index

*  Began operations on August 31, 1999.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will under perform "value" stocks. Also, the Fund's "large/mid cap" approach carries the risk that large/mid cap stocks will underperform small cap stocks.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund and do not reflect the expenses and charges of the applicable separate accounts and variable contracts. Those expenses and charges vary considerably from contract to contract and are described in the variable contract prospectus to which this prospectus is attached.

Shareholder Fees (fees paid directly from your investment)                  None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                      Total Annual
 Investment Distribution and              Fund                       Net Fund
 Management     Service       Other    Operating        Expense      Operating
    Fee       (12b-1) Fee    Expenses   Expenses   Reimbursements(1) Expenses
    ---       -----------    --------   --------   ----------------- --------
   0.90%          N/A         0.26%      1.16%           0.16%         1.00%

(1) Under its current investment management agreement with the Trust, John Hancock reimburses the Fund when the Fund's "other fund expenses" exceed 0.10% of the Fund's average daily net assets. The agreement will remain in effect until May 1, 2004, and may be renewed each year thereafter by the Trust.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 directly in the shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although actual Fund costs may be higher or lower, the Examples show what the Fund costs would be based on these assumptions.

                          Year 1 Year 3 Year 5 Year 10
                           $102   $353   $623  $1,395

Large Cap Value Fund

The Large Cap Value Fund normally invests at least 80% of its assets in large cap companies. For these purposes, "large cap companies" are those with market capitalizations that are within the range of capitalizations of companies represented in the Russell 1000(R) Value Index or the Russell 1000(R) Index.

Large Cap Value CORE Fund

The Large Cap Value CORE Fund normally invests at least 80% of its assets in large cap companies. For these purposes, "large cap companies" are those with market capitalizations that are within the range of capitalizations of companies represented in the Russell 1000(R) Growth Index or the Russell 1000(R) Index.

Large Cap Growth Fund

The Large Cap Growth Fund normally invests at least 80% of its assets in large cap companies. For these purposes, "large cap companies" are those with market capitalizations that are within the range of capitalizations of companies represented in the Russell 1000(R) Growth Index or the Russell 1000(R) Index.

Fundamental Value Fund

The Fund Managers description in this section of the prospectus is deleted and the following inserted in its place:

Fund Managers

Management by Global Research Team overseen by:

Cheryl M. Duckworth, CFA
------------------------
Vice President of subadviser
Joined subadviser in 1994

Marcia L. Cillan
----------------
Assistant Vice President of subadviser
Joined subadviser in 2002
Investment Adviser, Private Wealth Management, Morgan Stanley & Co. (1999-2002)

Small/Mid Cap Growth Fund

The Small/Mid Cap Growth Fund normally invests at least 80% of its assets in small-cap and mid-cap companies. For these purposes, "small-cap and mid-cap companies" are those with market capitalizations that are within the range of capitalizations of companies represented in the Russell 2500/TM/ Growth Index or the Russell 2500/TM/ Index.

In addition, the Fund Managers description in this section of the prospectus is deleted and the following inserted in its place:

Fund Manager

Frank J. Boggan, CFA
--------------------
Vice President of subadviser
Joined subadviser in 2001
Managing Director of Palladian Capital
Management (1998-2001)
Portfolio Manager at The Pioneer
Group (1991-1998)

Small Cap Growth Fund

The Small Cap Growth Fund normally invests at least 80% of its assets in small-cap companies. For these purposes, "small-cap companies" are those with market capitalizations that are within the range of capitalizations of companies represented in the Russell 2000(R) Growth Index or the Russell 2000(R) Index.

In addition, the Fund Managers description in this section of the prospectus is deleted and the following inserted in its place:

Fund Managers
Management by investment team
overseen by:

Anurag Pandit, CFA
------------------
Vice President of subadviser
Joined subadviser in 1996

Thomas P. Norton, CFA
---------------------
Vice President of subadviser
Joined subadviser in 2002
Investment manager at Baring Asset Management (1997-2002)

Small Cap Value Fund

The Small Cap Value Fund normally invests at least 80% of its assets in small-cap companies. For these purposes, "small-cap companies" are those with market capitalizations that are within the range of capitalizations of companies represented in the Russell 2000(R) Value Index or the Russell 2000(R) Index.

Small Cap Emerging Growth Fund

The Small Cap Emerging Growth Fund normally invests at least 80% of its assets in small-cap companies. For these purposes, "small-cap companies" are those with market capitalizations that are within the range of capitalizations of companies represented in the Russell 2000(R) Growth Index or the Russell 2000(R) Index.

International Equity Index Fund

The International Equity Index Fund normally invests more than 80% of its assets in securities listed in the Morgan Stanley Capital International ("MSCI") All Country World Free Excluding U.S. Index. Prior to October 31, 2003 the Fund normally invested more than 80% of its assets in securities listed in the Morgan Stanley Capital International Europe, Australia, Far East ("MSCI EAFE") GDP Index.

In addition, the Fund Managers description in this section of the prospectus is deleted and the following inserted in its place:

Fund Managers
Managed by investment team
overseen by:

David P. Nolan, CFA
-------------------
Senior Vice President of subadviser
Joined subadviser in 1996

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Financial Industries Fund

The Fund Managers description in this section of the prospectus is deleted and the following inserted in its place:

Fund Managers
Managed by investment team
overseen by:

James K. Schmidt, CFA
---------------------
Executive Vice President of subadviser
Joined subadviser in 1985

Lisa A. Welch
-------------
Vice President
Joined subadviser in 1998
Supervisory Analyst at the Federal Reserve Bank of Boston (1996-1998)

James J. McKelvey
-----------------
Second Vice President
Joined subadviser in 1997

Managed Fund

The Managed Fund is now classified as a diversified fund under the Investment Company Act of 1940 and the "Non-Diversified Fund Risk" disclosure in the Main Risks section of the prospectus is deleted.

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